Organization and Business Description - Schedule of Company’s Subsidiaries (Details)	6 Months Ended
Mar. 31, 2026
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2017
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Oct. 24, 2018
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	May 05, 2008
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Wenzhou Lilong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 17, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education logistics and accommodation service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 07, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Health business
Zhejiang Golden Sun Yunchuang Technology Co., Ltd. (“Golden Sun Yunchuang”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 17, 2023	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	E-commerce services	[1]
Shanghai Fuyang Culture Technology Co., Ltd. (“Shanghai Fuyang”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 05, 2024	[2]
Jurisdiction of Formation	PRC	[2]
Percentage of direct/indirect Economic Ownership	100.00%	[2]
Principal Activities	Cultural and Tourism	[2]
Zhejiang Oulong Culture and Tourism Industry Development Co., Ltd. (“Zhejiang Oulong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 27, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Cultural and Tourism
Shanghai Wensaier Education Technology Co., Ltd. (“Shanghai Wensaier”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 18, 2025
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Educational training service

[1]	Golden Sun Yunchuang, formerly known as Zhejiang Golden Sun Selection Technology Co., Ltd., changed its name on April 23, 2026.
[2]	On October 10, 2025, the other shareholder of Shanghai Fuyang transferred all of his equity interests to the Company for a price of nil.